Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
19.	Leases

(a)	Gross investment and present value of minimum lease payment of finance lease as of December 31, 2022 and 2023 are as follows:

	2022
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	654,159	82,286	571,873
1 ~ 2 years		477,216	55,860	421,356
2 ~ 3 years		379,998	36,353	343,645
3 ~ 4 years		312,014	20,816	291,198
4 ~ 5 years		250,568	7,415	243,153
Later than 5 years		1,682	4	1,678

	~~W~~	2,075,637	202,734	1,872,903

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2022 is ~~W~~ 64,679 million.

	2023
	Gross investment		Unrealized interest income	Present value of minimum lease payment
Not later than 1 year	~~W~~	898,235	95,269	802,966
1 ~ 2 years		458,736	28,398	430,338
2 ~ 3 years		359,893	19,220	340,673
3 ~ 4 years		324,331	6,155	318,176
4 ~ 5 years		155,615	6,399	149,216
Later than 5 years		1,411	3	1,408

	~~W~~	2,198,221	155,444	2,042,777

(*)	Interest income on finance lease receivables recognized for the year ended December 31, 2023 is ~~W~~ 108,514 million.

(b)	Minimum lease payment receivable schedule for lease contracts of the Group as lessor as of December 31, 2022 and 2023 are as follows:

i)	Finance lease

	2022
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	654,159	82,286	571,873
1 ~ 2 years		477,216	55,860	421,356
2 ~ 3 years		379,998	36,353	343,645
3 ~ 4 years		312,014	20,816	291,198
4 ~ 5 years		250,568	7,415	243,153
Later than 5 years		1,682	4	1,678

	~~W~~	2,075,637	202,734	1,872,903

	2023
	Minimum lease payment		Present value adjustment	Present value of minimum lease payment
Not later than 1 year	~~W~~	898,235	95,269	802,966
1 ~ 2 years		458,736	28,398	430,338
2 ~ 3 years		359,893	19,220	340,673
3 ~ 4 years		324,331	6,155	318,176
4 ~ 5 years		155,615	6,399	149,216
Later than 5 years		1,411	3	1,408

	~~W~~	2,198,221	155,444	2,042,777

ii)	Operating lease

	Minimum lease payment
	2022		2023
Not later than 1 year	~~W~~	513,245	576,017
1 ~ 2 years		439,678	460,075
2 ~ 3 years		322,125	320,463
3 ~ 4 years		189,375	177,914
4 ~ 5 years		72,000	55,548
Later than 5 years		6,997	453

	~~W~~	1,543,420	1,590,470

(c)	Changes in operating lease assets for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	1,393,738	1,930,503
Acquisition		1,017,137	762,996
Disposal		(128,950)	(171,192)
Depreciation		(351,208)	(445,006)
Amounts transferred from (to) property and equipment		(214)	(221)

Ending balance	~~W~~	1,930,503	2,077,080

(d)	The details of the right-of-use assets by the lessee’s underlying asset type as of December 31, 2022 and 2023 are as follows:

	2022
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,124,151	(538,076)	586,075
Vehicle		51,644	(29,317)	22,327
Others		32,933	(22,125)	10,808

	~~W~~	1,208,728	(589,518)	619,210

	2023
	Acquisition cost		Accumulated depreciation	Carrying amount
Real estate	~~W~~	1,282,462	(715,521)	566,941
Vehicle		57,534	(29,117)	28,417
Others		38,031	(26,914)	11,117

	~~W~~	1,378,027	(771,552)	606,475

(e)	The details of the changes in the right-of-use assets for the years ended December 31, 2022 and 2023 are as follows:

	2022
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	574,041	21,849	12,237	608,127
Acquisition		350,328	14,834	3,991	369,153
Disposal		(72,323)	(2,404)	(836)	(75,563)
Depreciation (*)		(271,299)	(12,004)	(4,583)	(287,886)
Effects of foreign currency movements		4,277	52	(1)	4,328
Business combination		1,051	—	—	1,051

Ending balance	~~W~~	586,075	22,327	10,808	619,210

	2023
	Real estate		Vehicle	Others	Total
Beginning balance	~~W~~	586,075	22,327	10,808	619,210
Acquisition		340,809	23,039	6,876	370,724
Disposal		(66,392)	(3,388)	(1,272)	(71,052)
Depreciation (*)		(294,895)	(13,565)	(5,295)	(313,755)
Effects of foreign currency movements		1,344	4	—	1,348

Ending balance	~~W~~	566,941	28,417	11,117	606,475

(*)	Included in general administrative expense, other operating income(expense) and insurance service expense of the consolidated statements of comprehensive income.

(f)	The details of the maturity of the lease liability as of December 31, 2022 and 2023 are as follows:

	2022
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	26,601	34,980	48,209	84,706	315,267	74,190	583,953
Vehicle		4,999	1,851	2,543	4,566	13,910	92	27,961
Others		463	588	1,151	2,219	6,994	10	11,425

	~~W~~	32,063	37,419	51,903	91,491	336,171	74,292	623,339

	2023
	1 month or less		1 month ~ 3 months or less	3 months ~ 6 months or less	6 months ~ 1 year or less	1 year ~ 5 years or less	More than 5 years	Total
Real estate	~~W~~	35,167	36,612	51,621	83,202	305,694	54,961	567,257
Vehicle		6,908	1,705	2,380	5,559	18,333	434	35,319
Others		639	658	1,223	2,438	6,380	—	11,338

	~~W~~	42,714	38,975	55,224	91,199	330,407	55,395	613,914

(*)	The above amounts are based on undiscounted cash flows, and have been classified at the earliest maturity that the Group has the obligation to pay.

(g)	The lease payments for low-value assets and short-term leases for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Low-value assets	~~W~~	6,888	7,016
Short-term lease (*)		268	1,841

Total	~~W~~	7,156	8,857

(*)	The payments for leases with terms less than 1 month are included.